Investment Strategy - AB LARGE CAP GROWTH FUND INC	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund invests primarily in equity securities of a limited number of large, carefully selected, high-quality U.S. companies. The Fund invests primarily in the domestic equity securities of companies selected by the Fund’s Adviser for their growth potential within various market sectors. The Fund emphasizes investments in large, seasoned companies. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of large-capitalization companies meeting the Adviser’s growth criteria. For purposes of this policy, companies meeting the Adviser’s growth criteria are those companies with securities included in any one of the following indexes: the MSCI ACWI IMI Growth, the Russell 3000® Growth Index, and the Morningstar Global All‑Cap Growth TME. Also, for purposes of this policy, large-capitalization companies are those companies falling within the market capitalization range of companies in the Russell 1000® Growth Index. While the market capitalizations of companies in the Russell 1000® Growth Index ranged from approximately $1.2 billion to $4.8 trillion as of June 30, 2026, the Fund normally invests in common stocks of companies with market capitalizations of at least $5 billion.
The Adviser expects that normally the Fund’s portfolio will tend to emphasize investments in securities issued by U.S. companies, although it may invest in foreign securities.
The investment team allocates the Fund’s investments among broad sector groups based on the fundamental company research conducted by the Adviser’s internal research staff, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations. The investment team may vary the percentage allocations among market sectors and may change the market sectors in which the Fund invests as companies’ potential for growth within a sector matures and new trends for growth emerge.
The Adviser’s research focus is in companies with high sustainable growth prospects, high or improving return on invested capital, transparent business models, and strong and lasting competitive advantages.
The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments.
The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, companies meeting the Adviser’s growth criteria are those companies with securities included in any one of the following indexes: the MSCI ACWI IMI Growth, the Russell 3000® Growth Index, and the Morningstar Global All‑Cap Growth TME. Also, for purposes of this policy, large-capitalization companies are those companies falling within the market capitalization range of companies in the Russell 1000® Growth Index. While the market capitalizations of companies in the Russell 1000® Growth Index ranged from approximately $1.2 billion to $4.8 trillion as of June 30, 2026, the Fund normally invests in common stocks of companies with market capitalizations of at least $5 billion.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, companies meeting the Adviser’s growth criteria are those companies with securities included in any one of the following indexes: the MSCI ACWI IMI Growth, the Russell 3000® Growth Index, and the Morningstar Global All‑Cap Growth TME. Also, for purposes of this policy, large-capitalization companies are those companies falling within the market capitalization range of companies in the Russell 1000® Growth Index. While the market capitalizations of companies in the Russell 1000® Growth Index ranged from approximately $1.2 billion to $4.8 trillion as of June 30, 2026, the Fund normally invests in common stocks of companies with market capitalizations of at least $5 billion.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of large-capitalization companies meeting the Adviser’s growth criteria.